Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
PIA BBB Bond Fund

Managed Account Completion Shares (MACS)

PIA MBS Bond Fund

Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund

Managed Account Completion Shares (MACS)

Each a series of Advisors Series Trust

September 18, 2014

Supplement to the Prospectus and Summary Prospectus each dated March 30, 2014,

as supplemented on March 30, 2014 (for the PIA BBB Bond Fund and PIA MBS Bond Fund), and

Statement of Additional Information (“SAI”) dated March 30, 2014

Effective October 1, 2014, Pacific Income Advisers, Inc. (the “Adviser”), investment adviser to the PIA BBB Bond Fund (“BBB Bond Fund”), PIA MBS Bond Fund (“MBS Bond Fund”) and PIA High Yield (MACS) Fund (“High Yield Fund”) (each a “Fund” and together, the “Funds”), has voluntarily agreed to pay each Fund’s operating expenses (excluding acquired fund fees and expenses) in order to limit each Fund’s net annual Fund operating expenses to 0.15% of the Fund’s average daily net assets through at least March 29, 2016.  In connection with this change, effective October 1, 2014, the following modifications are made to the Funds’ Summary Prospectuses, Prospectus and SAI.

High Yield Fund

The “Fees and Expenses of the Fund” section on page 1 of High Yield Fund’s Summary Prospectus and page 11 of the Funds’ Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-29
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated High Yield Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * * * * * * Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.
Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 262

[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the High Yield Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses) incurred by the High Yield Fund through at least March 29, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.15% of the Fund's average daily net assets (the "voluntary expense limitation"). The voluntary expense limitation may be discontinued at any time after March 29, 2016. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.15% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Other expenses are based on estimated High Yield Fund expenses for the current fiscal year.